TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
TAX ASSETS AND LIABILITIES
TAX ASSETS AND LIABILITIES

9 – TAX ASSETS AND LIABILITIES

The composition of current tax accounts receivable is the following:

Tax assets	12.31.2021	12.31.2020
	ThCh$	ThCh$
Tax credits (1)	10,224,368	218,472
Total	10,224,368	218,472
(1)	This item corresponds to tax surplus credits in Chile and other tax credits reported by the Brazilian operation.

The composition of current tax accounts payable is the following:

	Current		Non-current
Tax liabilities	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Income tax expense	30,512,787	8,828,599	—	20,597
Total	30,512,787	8,828,599	—	20,597